Secured or Guaranteed Bank Borrowings (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Unsecured Borrowing CNY	Dec. 31, 2013 Unsecured Borrowing CNY	Dec. 31, 2014 Secured by the Pledged Dividend Right and the Rights to Sell or Transfer the 90% Equity Interest of Asia Cloud Investment CNY	Dec. 31, 2013 Secured by the Pledged Dividend Right and the Rights to Sell or Transfer the 90% Equity Interest of Asia Cloud Investment CNY	Dec. 31, 2014 Guaranteed by restricted cash Short-term bank borrowings 1 CNY	Dec. 31, 2013 Guaranteed by restricted cash Short-term bank borrowings 1 CNY	Dec. 31, 2013 Guaranteed by restricted cash Long-term bank and other borrowings, (including current portion) 2 CNY	Dec. 31, 2013 Guaranteed by restricted cash Long-term bank and other borrowings, (including current portion) 3 CNY	Dec. 31, 2014 Guaranteed by restricted cash Long-term bank and other borrowings, (including current portion) 4 CNY	Dec. 31, 2013 Secured by a subsidiary's computer and network equipment Short-term bank borrowings 2 CNY	Dec. 31, 2014 Secured by a subsidiary's computer and network equipment Long-term bank and other borrowings, (including current portion) 3 CNY	Dec. 31, 2013 Mr. Chen Sheng and Mr. Zhang Jun Short-term bank borrowings 3 CNY	Dec. 31, 2013 Jointly guaranteed by the Company's computer and network equipment Long-term bank and other borrowings, (including current portion) 1 CNY
Dec. 31, 2014
Jointly guaranteed by (i) the ultimate controlling shareholder of Dermot Entities and Upwise Investments Limited, the seller of Dermot Entitiest; (ii) restricted cash
Long-term bank and other borrowings, (including current portion) 1
CNY
																		Dec. 31, 2014 Secured by a subsidiary building Short-term bank borrowings 2 CNY	Dec. 31, 2014 Secured by a subsidiary building Long-term bank and other borrowings, (including current portion) 2 CNY
Debt Instrument [Line Items]
Short-term borrowings	$ 25,816	160,181	173,726	140,000	84,641			9,181	19,085				30,000		40,000			11,000
Long-term bank and other borrowings (including current portion)		1,017,320	1,162,740	38,477		900,000	900,000			63,000	180,000	50,000		18,753		19,740	2,090		8,000